Average Annual Total Returns	0 Months Ended
Feb. 01, 2012
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Year	0.04%
10 Year	7.67%
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	(0.81%)
5 Year	1.04%
10 Year	7.32%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.89%)
5 Year	0.51%
10 Year	5.81%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.53%)
5 Year	0.73%
10 Year	5.61%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Year	0.04%
10 Year	7.67%
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	(1.52%)
5 Year	(1.37%)
10 Year	5.71%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.76%)
5 Year	(2.43%)
10 Year	4.69%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.99%)
5 Year	(1.51%)
10 Year	4.71%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.51%)
5 Year	1.24%
10 Year	6.57%
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Administrator Class
Average Annual Return:
1 Year	(2.28%)
5 Year	4.32%
10 Year	6.91%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.24%)
5 Year	3.37%
10 Year	5.65%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.27%)
5 Year	3.51%
10 Year	5.74%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.55%)
5 Year	1.41%
10 Year	6.99%
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Administrator Class
Average Annual Return:
1 Year	(6.65%)
5 Year	1.08%
10 Year	4.20%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(6.65%)
5 Year	0.31%
10 Year	3.30%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.32%)
5 Year	0.67%
10 Year	3.42%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.65%)
5 Year	2.44%
10 Year	5.29%
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Administrator Class
Average Annual Return:
1 Year	(6.40%)
5 Year	1.51%
10 Year	4.22%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(6.40%)
5 Year	1.51%
10 Year	4.22%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.16%)
5 Year	1.29%
10 Year	3.68%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.57%)
5 Year	2.89%
10 Year	5.23%
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Administrator Class
Average Annual Return:
1 Year	0.88%
5 Year	5.47%
10 Year	8.38%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.29%
5 Year	4.66%
10 Year	7.39%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.40%
5 Year	4.48%
10 Year	7.03%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.51%)
Performance Since 12/17/2007	1.89%
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Administrator Class
Average Annual Return:
1 Year	(2.51%)
Performance Since 12/17/2007	(2.75%)
Inception Date of Share Class	Dec. 17, 2007
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.51%)
Performance Since 12/17/2007	(2.75%)
Inception Date of Share Class	Dec. 17, 2007
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.63%)
Performance Since 12/17/2007	(2.32%)
Inception Date of Share Class	Dec. 17, 2007
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Year	0.04%
10 Year	7.67%
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	(0.56%)
5 Year	1.29%
10 Year	7.50%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.76%)
5 Year	0.70%
10 Year	5.95%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.37%)
5 Year	0.92%
10 Year	5.75%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Year	0.04%
10 Year	7.67%
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	(1.31%)
5 Year	(1.14%)
10 Year	5.90%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.65%)
5 Year	(2.27%)
10 Year	4.83%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.86%)
5 Year	(1.35%)
10 Year	4.85%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.51%)
5 Year	1.24%
10 Year	6.57%
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Institutional Class
Average Annual Return:
1 Year	(2.08%)
5 Year	4.40%
10 Year	6.95%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.03%)
5 Year	3.45%
10 Year	5.69%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.14%)
5 Year	3.57%
10 Year	5.78%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.55%)
5 Year	1.41%
10 Year	6.99%
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Institutional Class
Average Annual Return:
1 Year	(6.45%)
5 Year	1.14%
10 Year	4.23%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(6.45%)
5 Year	0.37%
10 Year	3.33%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.19%)
5 Year	0.72%
10 Year	3.44%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.65%)
5 Year	2.44%
10 Year	5.29%
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Institutional Class
Average Annual Return:
1 Year	(6.18%)
5 Year	1.76%
10 Year	4.38%
Inception Date of Share Class	Jun. 30, 2003
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(6.18%)
5 Year	1.76%
10 Year	4.38%
Inception Date of Share Class	Jun. 30, 2003
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.02%)
5 Year	1.50%
10 Year	3.82%
Inception Date of Share Class	Jun. 30, 2003
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.57%)
5 Year	2.89%
10 Year	5.23%
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Institutional Class
Average Annual Return:
1 Year	1.11%
5 Year	5.71%
10 Year	8.51%
Inception Date of Share Class	Aug. 31, 2006
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.53%
5 Year	4.91%
10 Year	7.52%
Inception Date of Share Class	Aug. 31, 2006
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.55%
5 Year	4.69%
10 Year	7.15%
Inception Date of Share Class	Aug. 31, 2006
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.51%)
5 Year
Performance Since 12/17/2007	1.89%
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Institutional Class
Average Annual Return:
1 Year	(2.40%)
5 Year
Performance Since 12/17/2007	(2.69%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.40%)
5 Year
Performance Since 12/17/2007	(2.69%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.56%)
5 Year
Performance Since 12/17/2007	(2.27%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Year	0.04%
10 Year	7.67%
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	(0.96%)
5 Year	0.85%
10 Year	7.19%
Inception Date of Share Class	Dec. 31, 1998
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.99%)
5 Year	0.37%
10 Year	5.71%
Inception Date of Share Class	Dec. 31, 1998
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.63%)
5 Year	0.59%
10 Year	5.52%
Inception Date of Share Class	Dec. 31, 1998
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Year	0.04%
10 Year	7.67%
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	(1.66%)
5 Year	(1.48%)
10 Year	5.63%
Inception Date of Share Class	Feb. 18, 1998
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.85%)
5 Year	(2.52%)
10 Year	4.61%
Inception Date of Share Class	Feb. 18, 1998
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.08%)
5 Year	(1.59%)
10 Year	4.64%
Inception Date of Share Class	Feb. 18, 1998
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.51%)
5 Year	1.24%
10 Year	6.57%
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Investor Class
Average Annual Return:
1 Year	(2.48%)
5 Year	4.25%
10 Year	6.95%
Inception Date of Share Class	Dec. 29, 1989
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.41%)
5 Year	3.31%
10 Year	5.71%
Inception Date of Share Class	Dec. 29, 1989
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.42%)
5 Year	3.44%
10 Year	5.79%
Inception Date of Share Class	Dec. 29, 1989
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.55%)
5 Year	1.41%
10 Year	6.99%
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Investor Class
Average Annual Return:
1 Year	(6.91%)
5 Year	0.78%
10 Year	3.93%
Inception Date of Share Class	Dec. 31, 1985
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(6.91%)
5 Year	0.03%
10 Year	3.05%
Inception Date of Share Class	Dec. 31, 1985
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.49%)
5 Year	0.43%
10 Year	3.20%
Inception Date of Share Class	Dec. 31, 1985
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.65%)
5 Year	2.44%
10 Year	5.29%
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Investor Class
Average Annual Return:
1 Year	(6.60%)
5 Year	1.18%
10 Year	3.80%
Inception Date of Share Class	Sep. 30, 1998
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(6.60%)
5 Year	1.18%
10 Year	3.80%
Inception Date of Share Class	Sep. 30, 1998
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.29%)
5 Year	1.01%
10 Year	3.30%
Inception Date of Share Class	Sep. 30, 1998
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.57%)
5 Year	2.89%
10 Year	5.23%
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Investor Class
Average Annual Return:
1 Year	0.64%
5 Year	5.23%
10 Year	8.20%
Inception Date of Share Class	Dec. 31, 1987
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.04%
5 Year	4.42%
10 Year	7.21%
Inception Date of Share Class	Dec. 31, 1987
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.26%
5 Year	4.28%
10 Year	6.87%
Inception Date of Share Class	Dec. 31, 1987
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Year	0.04%
10 Year	7.67%
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class A
Average Annual Return:
1 Year	(6.65%)
5 Year	(0.28%)
10 Year	6.59%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(6.70%)
5 Year	(0.81%)
10 Year	5.09%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.32%)
5 Year	(0.39%)
10 Year	4.97%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class C
Average Annual Return:
1 Year	(2.70%)
5 Year	0.17%
10 Year	6.51%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Year	0.04%
10 Year	7.67%
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class A
Average Annual Return:
1 Year	(7.28%)
5 Year	(2.63%)
10 Year	4.97%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(7.49%)
5 Year	(3.66%)
10 Year	3.96%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.74%)
5 Year	(2.55%)
10 Year	4.05%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class B
Average Annual Return:
1 Year	(7.35%)
5 Year	(2.66%)
10 Year	5.06%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class C
Average Annual Return:
1 Year	(3.36%)
5 Year	(2.23%)
10 Year	4.81%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.51%)
5 Year	1.24%
10 Year	6.57%
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class A
Average Annual Return:
1 Year	(8.10%)
5 Year	3.05%
10 Year	6.26%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(9.00%)
5 Year	2.11%
10 Year	5.01%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.12%)
5 Year	2.41%
10 Year	5.16%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class B
Average Annual Return:
1 Year	(8.19%)
5 Year	3.13%
10 Year	6.32%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class C
Average Annual Return:
1 Year	(4.14%)
5 Year	3.50%
10 Year	6.07%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.55%)
5 Year	1.41%
10 Year	6.99%
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class A
Average Annual Return:
1 Year	(12.21%)
5 Year	(0.35%)
10 Year	3.30%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(12.21%)
5 Year	(1.11%)
10 Year	2.41%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(7.94%)
5 Year	(0.53%)
10 Year	2.63%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class B
Average Annual Return:
1 Year	(12.53%)
5 Year	(0.12%)
10 Year	3.62%
Inception Date of Share Class	Aug. 26, 2011
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class C
Average Annual Return:
1 Year	(8.53%)
5 Year	0.09%
10 Year	3.25%
Inception Date of Share Class	Mar. 31, 2008
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.65%)
5 Year	2.44%
10 Year	5.29%
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class A
Average Annual Return:
1 Year	(11.89%)
5 Year	0.10%
10 Year	3.36%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(11.89%)
5 Year	0.10%
10 Year	3.36%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(7.73%)
5 Year	0.08%
10 Year	2.92%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class B
Average Annual Return:
1 Year	(12.22%)
5 Year	0.34%
10 Year	3.92%
Inception Date of Share Class	Aug. 26, 2011
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class C
Average Annual Return:
1 Year	(8.19%)
5 Year	0.55%
10 Year	3.33%
Inception Date of Share Class	Mar. 31, 2008
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.57%)
5 Year	2.89%
10 Year	5.23%
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class A
Average Annual Return:
1 Year	(5.06%)
5 Year	4.07%
10 Year	7.60%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(5.62%)
5 Year	3.27%
10 Year	6.62%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.50%)
5 Year	3.28%
10 Year	6.32%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class C
Average Annual Return:
1 Year	(1.03%)
5 Year	4.51%
10 Year	7.47%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.51%)
Performance Since 12/17/2007	1.89%
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class A
Average Annual Return:
1 Year	(8.30%)
Performance Since 12/17/2007	(4.41%)
Inception Date of Share Class	Dec. 17, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(8.30%)
Performance Since 12/17/2007	(4.41%)
Inception Date of Share Class	Dec. 17, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.39%)
Performance Since 12/17/2007	(3.71%)
Inception Date of Share Class	Dec. 17, 2007
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class C
Average Annual Return:
1 Year	(4.59%)
Performance Since 12/17/2007	(3.69%)
Inception Date of Share Class	Dec. 17, 2007